Retirement Plans (Schedule Of Changes In Accumulated Other Comprehensive Income Before Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	$ (0.2)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	46.5	47.0
Net actuarial loss (gain)	64.1	1.9
Amortization of prior service costs	1.0	1.0
Amortization of actuarial loss	(6.0)	(3.4)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	105.6	46.5
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	27.3	12.3
Net actuarial loss (gain)	1.2	14.6
Prior service cost (credit)	0.8
Amortization of prior service costs	(0.1)	(0.2)
Amortization of actuarial loss	(5.4)	(0.5)
Translation difference	(0.3)	1.1
Total retirement benefit recognized in accumulated other comprehensive income at end of year	$ 23.5	$ 27.3